Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 93.58%Δ
Argentina − 1.06%
Cablevision Holding GDR	262,838	$ 617,288
Cresud ADR	333,931	2,233,999
Grupo Clarin GDR Class B 144A #, †	77,680	106,675
IRSA Inversiones y Representaciones ADR	500,335	2,931,963
		5,889,925
Bahrain − 0.24%
Aluminium Bahrain GDR 144A #	91,200	1,324,452
		1,324,452
Brazil − 4.80%
Banco Bradesco ADR	1,749,871	4,987,132
Banco Santander Brasil ADR	153,366	786,768
BRF ADR †	788,900	1,617,245
Itau Unibanco Holding ADR	1,155,625	6,205,706
Rumo	217,473	990,333
Telefonica Brasil ADR	272,891	2,333,218
TIM ADR	155,003	2,309,545
Vale	149,527	2,007,655
Vale ADR	363,623	4,872,548
XP Class A	24,226	558,409
		26,668,559
Chile − 1.07%
Sociedad Quimica y Minera de Chile ADR	100,000	5,967,000
		5,967,000
China/Hong Kong − 27.77%
Alibaba Group Holding †	959,100	10,483,908
Alibaba Group Holding ADR †	143,800	12,473,212
ANTA Sports Products	268,400	3,021,276
Baidu ADR †	54,219	7,284,323
BeiGene †	167,800	2,305,631
DiDi Global ADR †	81,500	263,245
Hengan International Group	330,500	1,052,998
Innovent Biologics 144A #, †	314,000	1,533,722
iQIYI ADR †	59,542	282,229
JD.com Class A	34,285	503,924
JD.com ADR	373,800	10,888,794
Joinn Laboratories China Class H 144A #	13,445	23,865
Kunlun Energy	3,360,900	2,896,976
Kweichow Moutai Class A	111,913	27,755,832
Meituan Class B 144A #, †	75,390	1,103,275
New Oriental Education & Technology Group ADR †	16,190	947,924
Ping An Insurance Group Co. of China Class H	585,000	3,350,456
Sohu.com ADR †	429,954	4,050,167
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
TAL Education Group ADR †	50,701	$ 461,886
Tencent Holdings	753,900	29,478,439
Tencent Music Entertainment Group ADR †	159	1,014
Tianjin Development Holdings	35,950	6,978
Tingyi Cayman Islands Holding	1,582,000	2,210,087
Trip.com Group ADR †	120,588	4,216,962
Tsingtao Brewery Class H	797,429	6,527,330
Uni-President China Holdings	2,800,000	1,966,556
Weibo Class A	65,500	838,098
Weibo ADR	40,000	501,600
Wuliangye Yibin Class A	837,792	18,053,412
		154,484,119
India − 13.11%
HCL Technologies	312,400	4,645,300
HDFC Bank	151,000	2,775,383
Indiabulls Real Estate GDR †	44,628	44,740
Infosys	285,200	4,929,964
Jio Financial Services †	859,880	2,394,042
Natco Pharma	185,519	1,950,445
Reliance Industries	859,880	24,282,132
Reliance Industries GDR 144A #	452,657	25,303,526
Sify Technologies ADR †	91,200	166,896
Tata Consultancy Services	151,800	6,450,306
		72,942,734
Indonesia − 1.35%
Astra International	18,590,600	7,487,964
		7,487,964
Japan − 0.52%
Renesas Electronics †	189,200	2,893,580
		2,893,580
Malaysia − 0.15%
UEM Sunrise	4,748,132	854,517
		854,517
Mexico − 4.21%
America Movil ADR	162,815	2,819,956
Becle	1,571,000	3,751,830
Cemex ADR †	469,537	3,051,991
Coca-Cola Femsa ADR	75,784	5,944,497
Fomento Economico Mexicano ADR	19,186	2,094,152
Grupo Financiero Banorte Class O	440,979	3,696,101
Grupo Televisa ADR	656,458	2,002,197
Sitios Latinoamerica †	162,815	64,836
		23,425,560
Peru − 0.94%
Cia de Minas Buenaventura ADR	356,605	3,038,275
NQ-VIP-868 [0923] 1123 (3218154)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Peru (continued)
Credicorp	16,900	$ 2,162,693
		5,200,968
Republic of Korea − 19.06%
Fila Holdings	82,860	2,213,726
LG Uplus	250,922	1,926,812
Samsung Electronics	671,359	33,939,973
Samsung Life Insurance	66,026	3,434,729
SK Hynix	360,000	30,479,289
SK Square †	484,559	15,213,441
SK Telecom	159,405	6,140,931
SK Telecom ADR	590,316	12,668,181
		106,017,082
Russia − 0.00%
EL5-ENERO PJSC =, †	755,050	0
Etalon Group GDR 144A #, =, †	354,800	0
Gazprom PJSC =, †	2,087,800	0
Rosneft Oil PJSC =	1,449,104	0
Sberbank of Russia PJSC =	2,058,929	0
Surgutneftegas PJSC ADR =, †	294,652	0
T Plus PJSC =, †	25,634	0
VK GDR =, †	71,300	0
Yandex Class A =, †	101,902	0
		0
South Africa − 0.08%
Sun International	210,726	465,553
Tongaat Hulett =, †	182,915	0
		465,553
Taiwan − 17.55%
Hon Hai Precision Industry	3,306,564	10,657,836
MediaTek	1,125,000	25,720,727
Taiwan Semiconductor Manufacturing	3,756,864	61,260,342
		97,638,905
Turkey − 1.32%
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	20,216
Turkcell Iletisim Hizmetleri †	677,165	1,316,370
Turkiye Sise ve Cam Fabrikalari	3,008,750	5,996,980
		7,333,566
United Kingdom − 0.35%
Griffin Mining †	1,642,873	1,952,353
		1,952,353
Total Common Stocks (cost $509,649,035)		520,546,837

	Number of shares	Value (US $)

Convertible Preferred Stock – 0.04%
Republic of Korea − 0.04%
CJ 3.81% ω	4,204	$ 213,988
Total Convertible Preferred Stock (cost $470,723)		213,988

Preferred Stocks – 4.81%
Brazil − 1.02%
Centrais Eletricas Brasileiras Class B 3.81% ω	216,779	1,740,598
Petroleo Brasileiro ADR 10.34% ω	285,509	3,914,328
		5,654,926
Republic of Korea − 3.79%
CJ 5.74% ω	28,030	983,308
Samsung Electronics 2.02% ω	499,750	20,133,163
		21,116,471
Russia − 0.00%
Transneft PJSC =, ω	3,606	0
		0
Total Preferred Stocks (cost $16,880,353)		26,771,397

Rights – 0.12%
Brazil − 0.12%
AES Brasil Energia †	312,339	679,167
Total Rights (cost $946,490)		679,167

Warrants – 0.04%
Argentina − 0.04%
IRSA Inversiones y Representaciones exercise price $0.432, expiration date 3/5/26 †	594,450	231,835
Total Warrants (cost $0)		231,835

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	0
Total Participation Notes (cost $4,952,197)		0

2    NQ-VIP-868 [0923] 1123 (3218154)

	Number ofshares	Value (US $)
Short-Term Investments – 1.57%
Money Market Mutual Funds – 1.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	2,185,101	$ 2,185,101
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	2,185,101	2,185,101
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	2,185,100	2,185,100
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	2,185,100	2,185,100
Total Short-Term Investments (cost $8,740,402)		8,740,402

Total Value of Securities−100.16% (cost $541,639,200)		557,183,626
Liabilities Net of Receivables and Other Assets — (0.16%)		(893,359)
Net Assets Applicable to 28,120,359 Shares Outstanding — 100.00%	$556,290,267

Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $29,395,515, which represents 5.28% of the Series' net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
NQ-VIP-868 [0923] 1123 (3218154)    3